Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Statement Line Items [Line Items]
Accounts payable and other	$ 11,057	$ 10,752	$ 9,252
Current income tax liability	0	893	3,109
Deferred income tax liability	73	141	332
Derivative instruments (note 12)	423	0	0
Lease obligations	2,866	3,035	3,230
Cash collateral and amounts held in escrow	5,566	6,076	6,421
Cash reserves on receivable purchase program receivables	199,804	171,208	162,281
Other liabilities	$ 219,789	$ 192,105	$ 184,625